Share Capital - Summary of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 847	$ 2,081
Cost of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	460	840
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	81	61
Marketing, general and administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 306	$ 1,180